Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Low Volatility Index Fund

July 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

MLV-QTLY-0919
1.9892173.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Bailiwick of Jersey - 0.9%
WNS Holdings Ltd. sponsored ADR (a)	90,384	$5,696,000
Bermuda - 0.9%
China Resource Gas Group Ltd.	512,000	2,591,537
Shenzhen International Holdings Ltd.	1,805,565	3,335,105

TOTAL BERMUDA		5,926,642

Brazil - 2.2%
Atacadao Distribuicao Comercio e Industria Ltda	388,100	2,380,657
Embraer SA	1,270,700	6,429,499
IRB Brasil Resseguros SA	169,200	4,211,878
Ultrapar Participacoes SA	255,000	1,329,005

TOTAL BRAZIL		14,351,039

Cayman Islands - 12.6%
AAC Technology Holdings, Inc.	946,500	5,086,058
China Literature Ltd. (a)(b)	592,200	2,363,758
Hengan International Group Co. Ltd.	1,160,500	8,777,595
NetEase, Inc. ADR	35,563	8,208,652
PagSeguro Digital Ltd. (a)(c)	101,723	4,422,916
Semiconductor Manufacturing International Corp. (a)	5,654,500	6,660,311
Shenzhou International Group Holdings Ltd.	742,300	10,238,332
Sino Biopharmaceutical Ltd.	8,498,000	10,365,572
Tencent Holdings Ltd.	199,900	9,313,935
Want Want China Holdings Ltd.	10,905,000	8,481,366
ZTO Express (Cayman), Inc. sponsored ADR	479,346	9,419,149

TOTAL CAYMAN ISLANDS		83,337,644

Chile - 2.3%
Aguas Andinas SA	4,934,469	2,761,912
Banco de Chile	48,105,466	6,961,478
Colbun SA (a)	12,694,908	2,383,851
Compania Cervecerias Unidas SA	236,998	3,322,614
Empresas CMPC SA	4,374	10,258

TOTAL CHILE		15,440,113

China - 4.4%
China Construction Bank Corp. (H Shares)	10,956,000	8,411,259
China Huarong Asset Management Co. Ltd. (b)	16,361,000	2,758,310
China Telecom Corp. Ltd. (H Shares)	13,166,000	5,872,435
Huaneng Power International, Inc. (H Shares)	6,554,000	3,814,130
Jiangsu Expressway Co. Ltd. (H Shares)	2,208,000	2,974,959
Sinopharm Group Co. Ltd. (H Shares)	900,000	3,326,935
Tsingtao Brewery Co. Ltd. (H Shares)	378,000	2,210,826

TOTAL CHINA		29,368,854

Czech Republic - 0.0%
Komercni Banka A/S	5,525	212,933
Hong Kong - 6.4%
China Mobile Ltd.	1,056,500	8,984,878
China Resources Pharmaceutical Group Ltd. (b)	2,953,000	3,211,612
CITIC Pacific Ltd.	6,790,000	8,990,423
Far East Horizon Ltd.	3,330,000	3,097,250
Guangdong Investment Ltd.	5,206,000	10,941,689
Lenovo Group Ltd.	8,936,000	7,190,389

TOTAL HONG KONG		42,416,241

India - 11.7%
Apollo Hospitals Enterprise Ltd.	162,634	3,182,404
Cipla Ltd. (a)	480,747	3,628,393
Dr. Reddy's Laboratories Ltd.	146,835	5,458,221
HCL Technologies Ltd.	595,884	8,924,257
Hindustan Unilever Ltd.	385,056	9,635,157
Infosys Ltd.	947,084	10,794,918
Lupin Ltd. (a)	400,206	4,437,534
Petronet LNG Ltd.	59,650	204,179
Pidilite Industries Ltd.	222,781	4,001,232
Sun Pharmaceutical Industries Ltd.	266,037	1,643,199
Tata Consultancy Services Ltd.	312,173	9,978,990
Tech Mahindra Ltd.	677,851	6,237,304
Wipro Ltd.	2,354,703	9,036,250

TOTAL INDIA		77,162,038

Indonesia - 3.8%
PT Bank Central Asia Tbk	4,995,100	10,966,135
PT Indofood CBP Sukses Makmur Tbk	3,999,500	3,041,887
PT Telekomunikasi Indonesia Tbk Series B	37,072,200	11,313,755

TOTAL INDONESIA		25,321,777

Korea (South) - 10.7%
Db Insurance Co. Ltd.	82,022	3,865,669
E-Mart Co. Ltd.	36,278	3,703,367
Hankook Tire Co. Ltd.	143,569	3,726,545
Hyundai Mobis	42,686	8,601,745
Kangwon Land, Inc.	204,892	5,293,598
Korea Electric Power Corp. (a)	314,627	7,376,337
KT&G Corp.	104,346	8,438,076
S1 Corp.	32,239	2,818,752
Samsung Life Insurance Co. Ltd.	116,075	7,420,535
SK C&C Co. Ltd.	20,737	3,839,784
SK Telecom Co. Ltd.	40,374	8,416,476
Woongjin Coway Co. Ltd.	97,472	6,856,381

TOTAL KOREA (SOUTH)		70,357,265

Malaysia - 5.6%
Dialog Group Bhd	1,857,900	1,549,857
Hap Seng Consolidated Bhd	1,159,400	2,776,801
Hong Leong Bank Bhd	774,000	3,361,364
IHH Healthcare Bhd	4,853,000	6,719,255
Malayan Banking Bhd	3,853,368	8,060,582
Petronas Dagangan Bhd	539,600	3,063,642
Petronas Gas Bhd	761,400	2,963,377
Public Bank Bhd	1,577,300	8,355,593

TOTAL MALAYSIA		36,850,471

Mexico - 2.3%
Gruma S.A.B. de CV Series B	31,860	291,987
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	664,600	6,669,322
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	342,415	5,198,651
Kimberly-Clark de Mexico SA de CV Series A	1,468,100	3,051,304

TOTAL MEXICO		15,211,264

Philippines - 3.3%
Aboitiz Power Corp.	6,900	4,784
Bank of the Philippine Islands (BPI)	3,206,330	5,644,412
BDO Unibank, Inc.	3,164,220	9,087,364
GT Capital Holdings, Inc.	1,884	34,165
Jollibee Food Corp.	713,450	3,621,058
Manila Electric Co.	287,790	2,056,656
SM Prime Holdings, Inc.	2,131,400	1,521,982

TOTAL PHILIPPINES		21,970,421

Qatar - 2.5%
Qatar Electricity & Water Co. (a)	312,350	1,339,225
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	4,861,489	3,151,305
Qatar National Bank SAQ (a)	1,388,107	7,438,568
The Commercial Bank of Qatar (a)	3,588,558	4,731,190

TOTAL QATAR		16,660,288

Saudi Arabia - 0.9%
Jarir Marketing Co.	53,965	2,400,011
Saudi Arabian Fertilizers Co.	150,554	3,528,468

TOTAL SAUDI ARABIA		5,928,479

South Africa - 1.4%
Bidcorp Ltd.	455,976	9,537,719
Taiwan - 15.5%
ASUSTeK Computer, Inc.	551,000	3,899,135
Chang Hwa Commercial Bank	10,814,000	7,548,515
China Steel Corp.	11,776,000	9,048,773
Chunghwa Telecom Co. Ltd.	2,774,000	9,584,953
Far EasTone Telecommunications Co. Ltd.	2,882,000	6,607,363
Formosa Petrochemical Corp.	2,195,000	7,431,568
Formosa Plastics Corp.	2,207,000	7,090,951
Giant Manufacturing Co. Ltd.	356,000	2,714,073
Novatek Microelectronics Corp.	372,000	1,962,190
Pou Chen Corp.	3,393,000	4,170,433
President Chain Store Corp.	26,000	249,741
Quanta Computer, Inc.	5,026,000	9,226,005
Taiwan Cooperative Financial Holding Co. Ltd.	8,233,000	5,532,955
Taiwan Mobile Co. Ltd.	2,686,000	9,390,431
Unified-President Enterprises Corp.	2,562,000	6,623,667
United Microelectronics Corp.	17,442,000	7,734,866
WPG Holding Co. Ltd.	2,606,000	3,438,131

TOTAL TAIWAN		102,253,750

Thailand - 6.2%
Advanced Info Service PCL (For. Reg.)	708,100	4,889,209
Bangkok Bank PCL	583,900	3,431,786
Bangkok Dusit Medical Services PCL (For. Reg.)	5,340,300	4,322,124
BTS Group Holdings PCL	11,047,600	4,428,958
Bumrungrad Hospital PCL (For. Reg.)	695,500	3,841,181
CPN Retail Growth Leasehold REIT	509,800	541,999
Electricity Generating PCL (For. Reg.)	417,000	4,450,268
Kasikornbank PCL	1,478,500	8,255,648
Krung Thai Bank PCL (For. Reg.)	6,458,000	4,106,397
TMB PCL (For. Reg.)	40,840,700	2,505,004

TOTAL THAILAND		40,772,574

United Arab Emirates - 2.1%
Emirates Telecommunications Corp.	1,068,498	5,015,016
National Bank of Abu Dhabi PJSC	2,095,606	9,059,860

TOTAL UNITED ARAB EMIRATES		14,074,876

United States of America - 1.5%
Yum China Holdings, Inc.	211,472	9,621,976
TOTAL COMMON STOCKS
(Cost $645,333,266)		642,472,364

Money Market Funds - 2.3%
Fidelity Cash Central Fund 2.43% (d)	10,316,662	10,318,726
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	4,533,167	4,533,620
TOTAL MONEY MARKET FUNDS
(Cost $14,852,346)		14,852,346
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $660,185,612)		657,324,710
NET OTHER ASSETS (LIABILITIES) - 0.5%(f)		3,396,602
NET ASSETS - 100%		$660,721,312

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	356	Sept. 2019	$18,255,680	$(236,740)	$(236,740)

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,333,680 or 1.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $886,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$175,652
Fidelity Securities Lending Cash Central Fund	279
Total	$175,931

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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